2. GOING CONCERN (Details Narrative) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Member Deficit			$ (439,451)
Non Cash Stock Based Compensation			20,487,500
deemed distribution		$ 16,750,000